INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 23,023	$ 21,410
Work-in-progress	1,534	1,726
Finished goods	127,516	99,550
Inventories	$ 152,073	$ 122,686